Distribution of profit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Distribution of Profit
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Percentage of annual appropriation to general reserve fund required	10.00%
Transferred to general reserve	¥ 150,120	¥ 133,629	¥ 87,113
Parent company
Distribution of Profit
Amount of restricted capital and reserves not available for dividend distribution	¥ 15,310,000